Intangible Assets, net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, net	Intangible Assets, net

Intangible assets at December 31, 2024 and 2023 are summarized as follows:

			December 31, 2024			December 31, 2023
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	12-15	15.1	718	686	32	718	677	41
Computer software	3-14	6.3	270	240	30	284	259	24
Developed technologies	2-15	12.7	37	34	3	37	33	4
Licenses	4-23	5.2	77	56	21	74	59	15
Other	3-17	10.0	26	23	2	26	23	3
			1,128	1,040	88	1,138	1,052	87
Unamortized:
Trademarks			1	—	1	—	—	—
			1,129	1,040	89	1,138	1,052	87

	For the year ended December 31,
($ in millions)	2024	2023	2022
Amortization expense	27	33	36

Amortization expense on intangible assets for the next five years is expected to be as follows ($ in millions):

Year	Amount
2025	27
2026	20
2027	13
2028	7
2029	4
71